Contract assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 7,672,679
Loss on disposal	(16,728)	R$ (8,829)	R$ (7,155)
Contract assets, ending	7,605,061	7,672,679
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	2,332,171	1,798,195
Acquisitions	2,305,311	2,092,117
Customers contributions	(339,277)	(243,916)
Transfers to intangible assets	(1,615,878)	(1,137,324)
Transfers to accounts receivable related to concession	(451,250)	(168,072)
Loss on disposal	(16,728)	(8,829)
Other transfers	(12,391)
Contract assets, ending	2,201,958	2,332,171	1,798,195
Power Distribution Service Concession [Member] | Assets Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	2,405,124	1,851,866
Acquisitions	2,305,311	2,092,117
Customers contributions
Transfers to intangible assets	(1,888,949)	(1,332,118)
Transfers to accounts receivable related to concession	(507,401)	(197,912)
Loss on disposal	(16,728)	(8,829)
Other transfers	(12,391)
Contract assets, ending	2,284,966	2,405,124	1,851,866
Power Distribution Service Concession [Member] | Special Liabilities [Member]
IfrsStatementLineItems [Line Items]
Contract liability, beginning	(72,953)	(53,671)
Acquisitions
Customers contributions	(339,277)	(243,916)
Transfers to intangible assets	273,071	194,794
Transfers to accounts receivable related to concession	56,151	29,840
Loss on disposal
Other transfers
Contract liability, ending	R$ (83,008)	R$ (72,953)	R$ (53,671)